Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 161,397	$ 61,979	$ (11,507)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	(494)	(101)	(92)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	115	101	(68)
Total comprehensive income/(loss) for the period net of tax	161,017	61,979	(11,667)
Attributable to the owners of non-controlling interest	95	523	14
Attributable to the owners of parent	$ 160,922	$ 61,456	$ (11,681)